QUARTERLY REPORT
                                 JUNE 30, 2003

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                   Large Cap
                                      Fund

                                                                    July 7, 2003

Dear Fellow Shareholder:

  The FMI Large Cap Fund had a strong absolute return of 15% in the June quarter, roughly equal to that of the benchmark S&P 500. Normally, in a strongly advancing market, the Fund would lag the performance of the benchmark. In the rally of the June quarter, the most speculative and high valuation stocks performed the best. The Fund, nonetheless, benefited from unusually strong moves in Echostar and Dollar General. Echostar subsequently was eliminated from the portfolio and the proceeds have been redeployed in News Corporation.

  It is always a little unnerving when the investment chatter is of one mind. As the stock market rallied through various "resistance levels" following its October 2002 low (and particularly since March), the number of people saying "this time it's for real" seems to have reached a fevered pitch. The Wall Street gurus, many of whom were completely discredited in the aftermath of the nineties boom, are back in the press extolling the case for higher equity prices. It is eerily reminiscent of the bubble days in that stock behavior seems completely disconnected from the underlying company fundamentals. We readily recognize that the stock market is a discounting mechanism, one that typically moves well ahead of the fundamentals. Still, our best assessment is that from a big picture standpoint, the growth expectations embedded in current valuations are far too optimistic.

  Since the bubble burst in March of 2000, the S&P 500 has rallied at least 10% seven times (four times over 20%), only to subsequently fall back to the starting level or lower. In virtually every case there were plenty of so-called experts who thought the rally would hold. Nearly all of these experts can be broadly characterized as "technicians." Technicians are those who look at price, volume and trading behavior rather than fundamentals to assess stocks and the market. Over short periods of time stocks often behave in a seemingly random fashion and technical analysis is probably as good as anything in trying to describe or predict these moves. The reason these rallies failed and the reason the technicians didn't get it right is because a basic problem remained: the underlying fundamentals were far out of balance with prevailing valuations.

  The latest rally seems "real" because at 30% up from the October low (as of July 7), the S&P 500's move has been considerably more powerful than previous ones. The rallies in technology stocks have been both more numerous and of greater magnitude. The latest gain has been quite dramatic, with the Nasdaq Composite (a proxy for tech stocks) up 55% from the October 2002 low. Yet, as we will articulate shortly, the underlying fundamentals don't appear to have improved measurably. In fact, by most measures, the most speculative and highest multiple stocks have seen the biggest moves. In the S&P 500, for example, stocks that started the year with highest price-to-sales ratios significantly outperformed the lower valuation stocks. The gain for the highest quartile price-to-sales stocks was significantly higher than the lower quartiles.

  Perhaps several positive investment factors - low interest rates, fiscal stimulus, a weaker dollar, and tax cuts - are in place to eventually deliver better fundamentals. The Fed and the Administration are pulling out all the stops to try to ignite the economy. Yet with current equity valuations above nearly every prior peak except the late 1990's, we would have to experience extraordinary economic and corporate growth to justify current valuations.

EXHIBIT A

                                                 VALUATION MULTIPLES
                                               Small Cap Price to Sales
                                              Capital Goods - Technology
                                            -----------------------------
Dec-74                                                   0.15
Dec-75                                                   0.33
Dec-76                                                   0.39
Dec-77                                                   0.36
Dec-78                                                   0.37
Dec-79                                                   0.47
Dec-80                                                   0.63
Dec-81                                                   0.48
Dec-82                                                   0.79
Dec-83                                                   1.15
Dec-84                                                   0.78
Dec-85                                                   1.01
Dec-86                                                   0.96
Dec-87                                                   0.8
Dec-88                                                   0.76
Dec-89                                                   0.77
Dec-90                                                   0.59
Dec-91                                                   0.81
Dec-92                                                   1.01
Dec-93                                                   1.08
Dec-94                                                   1.09
Dec-95                                                   1.4
Dec-96                                                   1.42
Dec-97                                                   1.75
Dec-98                                                   1.63
Dec-99                                                   3.67
Dec-00                                                   1.47
Dec-01                                                   1.42
Mar-02                                                   2.02
Jun-02                                                   1.18
Sep-02                                                   0.97
Dec-02                                                   1.19
Mar-03                                                   1.31

Source: Merrill Lynch Small Cap Research

Technology
----------

  Technology stocks are often the most interesting stocks to observe (but not necessarily own), because they are like the laboratory rats of the stock market. Everything about them happens quickly, from product life cycles to stock market gyrations. Mutual fund managers "play" these stocks when they feel the market is in an up phase because the betas (how a stock moves relative to the market) are so high. In down markets they scramble out of them for the same reason. In fact, stock market mavens refer to managers seeking tech exposure as "beta chasers." In 2003 both small and large technology (and biotech) stocks have been the place to be. How little this has to do with fundamentals can be shown by the accompanying graphs and table. In Exhibit A, the price-to-sales ratio of small cap technology stocks is shown. The series goes back to the stock market trough in 1974. As can be readily seen, the May multiple of 1.31 (it is actually higher as of June) is higher than every other peak except the late 1990's bubble. It is startling to think previous peaks included the flowering of mini-computers, PC's, disk drives, spreadsheets, Windows and wireless communication.

  High valuations are not confined to the small technology stocks. Exhibit B takes the largest twenty technology stocks and looks at P/E ratios. Although this chart only goes back to 1990, it tells a similar tale. The P/E ratio is 52 through June on what is arguably a mature group of companies. Finally, Exhibit C is a table of major semiconductor related stocks showing historical P/E and price-to-sales ratio data. This table shows current valuation measures versus the average of the 10 years ending 1998. While valuations during the 1989-1998 period were high relative to the 1980's, they seem downright cheap in comparison to today's valuations. The current P/E ratio of 62 is over three times the level seen in 1989-1998, while the price-to-sales ratio is more than double.

EXHIBIT B

                      TRAILING MEDIAN P/E RATIO
                        Largest 20 Tech Stocks
                        ----------------------
Jan-90                           14.3
Feb-90                           16.1
Mar-90                           16.0
Apr-90                           16.3
May-90                           18.0
Jun-90                           17.3
Jul-90                           16.4
Aug-90                           14.5
Sep-90                           13.6
Oct-90                           13.5
Nov-90                           13.7
Dec-90                           14.6
Jan-91                           14.3
Feb-91                           16.1
Mar-91                           16.0
Apr-91                           16.3
May-91                           18.0
Jun-91                           17.3
Jul-91                           16.4
Aug-91                           14.5
Sep-91                           13.6
Oct-91                           15.5
Nov-91                           17.7
Dec-91                           20.6
Jan-92                           24.3
Feb-92                           23.7
Mar-92                           21.7
Apr-92                           23.1
May-92                           23.0
Jun-92                           22.2
Jul-92                           22.2
Aug-92                           23.2
Sep-92                           22.9
Oct-92                           23.7
Nov-92                           25.7
Dec-92                           26.8
Jan-93                           28.4
Feb-93                           29.0
Mar-93                           29.5
Apr-93                           29.8
May-93                           30.1
Jun-93                           37.1
Jul-93                           36.6
Aug-93                           36.0
Sep-93                           41.2
Oct-93                           39.9
Nov-93                           41.3
Dec-93                           35.4
Jan-94                           31.2
Feb-94                           28.2
Mar-94                           25.4
Apr-94                           26.2
May-94                           26.3
Jun-94                           22.8
Jul-94                           24.1
Aug-94                           24.6
Sep-94                           22.7
Oct-94                           24.9
Nov-94                           23.8
Dec-94                           21.7
Jan-95                           21.7
Feb-95                           21.3
Mar-95                           20.8
Apr-95                           22.4
May-95                           22.7
Jun-95                           21.0
Jul-95                           21.6
Aug-95                           20.7
Sep-95                           22.2
Oct-95                           20.9
Nov-95                           21.5
Dec-95                           20.4
Jan-96                           20.5
Feb-96                           22.2
Mar-96                           20.3
Apr-96                           21.2
May-96                           23.5
Jun-96                           22.2
Jul-96                           20.0
Aug-96                           21.3
Sep-96                           25.4
Oct-96                           26.3
Nov-96                           29.4
Dec-96                           30.2
Jan-97                           32.1
Feb-97                           29.7
Mar-97                           27.5
Apr-97                           30.2
May-97                           33.1
Jun-97                           33.4
Jul-97                           38.7
Aug-97                           35.7
Sep-97                           35.7
Oct-97                           31.8
Nov-97                           30.5
Dec-97                           27.5
Jan-98                           27.8
Feb-98                           29.0
Mar-98                           31.2
Apr-98                           31.2
May-98                           28.5
Jun-98                           56.5
Jul-98                           58.5
Aug-98                           49.2
Sep-98                           48.9
Oct-98                           47.1
Nov-98                           54.2
Dec-98                           49.1
Jan-99                           53.0
Feb-99                           58.7
Mar-99                           56.4
Apr-99                           58.0
May-99                           55.5
Jun-99                           48.5
Jul-99                           48.0
Aug-99                           50.6
Sep-99                           50.0
Oct-99                           56.5
Nov-99                           64.0
Dec-99                           70.9
Jan-00                           68.7
Feb-00                           87.8
Mar-00                           89.3
Apr-00                           94.7
May-00                           76.3
Jun-00                           87.6
Jul-00                           88.4
Aug-00                          106.6
Sep-00                           95.1
Oct-00                           93.2
Nov-00                           62.0
Dec-00                           65.8
Jan-01                           68.0
Feb-01                           42.0
Mar-01                           30.0
Apr-01                           29.6
May-01                           27.1
Jun-01                           29.8
Jul-01                           31.0
Aug-01                           27.0
Sep-01                           25.0
Oct-01                           37.0
Nov-01                           53.4
Dec-01                           55.2
Jan-02                           73.0
Feb-02                          129.8
Mar-02                           86.9
Apr-02                          146.6
May-02                          128.1
Jun-02                          111.9
Jul-02                           85.0
Aug-02                           58.2
Sep-02                           62.0
Oct-02                           62.1
Nov-02                           74.9
Dec-02                           57.1
Jan-03                           50.9
Feb-03                           47.0
Mar-03                           43.9
Apr-03                           43.4
May-03                           45.9
Jun-03                           51.9

Source: The Leuthold Group

EXHIBIT C

                                           Market                               Historical                     2003      Historical
                                           Value        P/E          2003        10-Year      Price/Sales       P/S        10-Year
                                 6/3        ($US       Ratio      P/E Ratio        P/E           Ratio         Ratio         P/S
SOXIndex Components             Price    Billions)   (Trailing)   (Estimate)   (1989-1998)     (Trailing)   (Estimate)   (1989-1998)
-------------------             -----    ---------   ----------   ----------   -----------     ----------   ----------   -----------
Advanced Micro Devices, Inc.     6.94       2.4         N/A          N/A           10.9           1.0           0.8          1.1
Altera Corp.                    18.55       7.1          71           52            26            10.0          8.7          4.4
Applied Materials, Inc.         15.83       26.2         83          122            17            5.0           5.8          2.0
Broadcom Corp.                  24.55       6.9         N/A           65           N/A            5.7           4.6          N/A
Intel Corp.                     21.10      137.9         44           35            14            5.0           4.9          3.2
KLA-Tencor Corp.                47.36       9.0          57           72            22            6.2           6.9          3.1
Lattice Semiconductor            9.20       1.0          46           84            16            4.4           4.3          3.1
Linear Technlogy Corp.          35.99       11.3         50           49            22            18.8         18.6          7.2
LSI Logic Corp.                  6.43       2.4         N/A          N/A            25            1.3           1.4          1.7
Maxim Integrated Products       39.02       12.7         44           43            23            10.8         10.6          4.9
Micron Technology, Inc.         11.39       6.9         N/A          N/A            14            2.3           2.3          2.1
Motorola, Inc.                   8.49       19.7         39           27            21            0.8           0.7          1.1
National Semiconductor Corp.    23.58       4.3         590          236            26            2.6           2.5          1.0
Novellus Systems, Inc.          35.58       5.3          94          137            19            5.6           5.7          2.7
Teradyne, Inc.                  16.88       3.1         N/A          N/A            21            2.4           2.2          1.5
Texas Instruments               20.62       35.7         74           52            19            4.0           3.8          1.1
Xilinx, Inc.                    29.54       10.0         80           43            25            8.5           7.7          4.1
                                -----      -----        ---          ---            --            ---           ---          ---
Averages/Totals                            301.9         62*<F1>      65*<F1>       20            5.6           5.3          2.6

                     *<F1> Excluding National Semiconductor
             Table courtesy of Fred Hickey/The High-Tech Strategist

  These expensive valuations must be juxtaposed against the reality of what is happening to the fundamentals. In recent weeks we have seen significant sales and earnings shortfalls from a wide variety of technology companies (Motorola, AMD, Texas Instruments, Tech Data, Ciena, ADC Telecom, Nortel, Sprint, Solectron, etc.). We would estimate that for every one company reporting respectable results, seven are saying business is uneven or weak. It is very clear that capacity abounds, pricing is tough and volumes are coming up short. The outlook for the second half of 2003 is not particularly encouraging. While there are some pockets of strength in corporate IT spending, most of our observations lead to the opinion that an extended period of adjustment is still ahead. Suffice it to say that we believe technology stocks in general are unappealing, and from a valuation perspective, miles away from being interesting.

The Economy
-----------

  There has been no discernable improvement in the economy this year. The June ISM number was again below 50, the fourth month in a row showing a contracting manufacturing sector. Capacity utilization, now in the low seventies (see Exhibit D), is at a 20-year low. Employment trends have been weak, particularly in manufacturing (see Exhibit E). June recorded the 35th straight month of decline in manufacturing jobs. The June unemployment rate rose to 6.4%, the highest in over nine years. Consumer and corporate balance sheets remained highly levered (see Exhibit F).

EXHIBIT D

                       Capacity Utilization Manufacturing
                              Percent of Capacity
                              -------------------

Dec-84                              79.27
Jan-85                              78.653
Feb-85                              78.215
Mar-85                              78.516
Apr-85                              77.457
May-85                              78.133
Jun-85                              77.983
Jul-85                              77.457
Aug-85                              77.711
Sep-85                              77.653
Oct-85                              77.26
Nov-85                              77.649
Dec-85                              77.837
Jan-86                              78.662
Feb-86                              78.2
Mar-86                              77.813
Apr-86                              77.927
May-86                              77.929
Jun-86                              77.559
Jul-86                              77.588
Aug-86                              77.981
Sep-86                              78.048
Oct-86                              78.233
Nov-86                              78.476
Dec-86                              79.05
Jan-87                              78.39
Feb-87                              79.482
Mar-87                              79.444
Apr-87                              79.681
May-87                              80.016
Jun-87                              80.248
Jul-87                              80.721
Aug-87                              80.969
Sep-87                              81.3
Oct-87                              82.4
Nov-87                              82.726
Dec-87                              83.089
Jan-88                              82.883
Feb-88                              83.075
Mar-88                              83.34
Apr-88                              83.924
May-88                              83.814
Jun-88                              83.772
Jul-88                              83.936
Aug-88                              84.015
Sep-88                              84.231
Oct-88                              84.54
Nov-88                              84.689
Dec-88                              84.883
Jan-89                              85.491
Feb-89                              84.43
Mar-89                              84.223
Apr-89                              84.125
May-89                              83.241
Jun-89                              83.214
Jul-89                              82.064
Aug-89                              82.628
Sep-89                              82.21
Oct-89                              81.82
Nov-89                              81.677
Dec-89                              81.7
Jan-90                              81.384
Feb-90                              82.377
Mar-90                              82.55
Apr-90                              82.265
May-90                              82.155
Jun-90                              82.233
Jul-90                              81.907
Aug-90                              81.883
Sep-90                              81.703
Oct-90                              80.97
Nov-90                              79.829
Dec-90                              79.096
Jan-91                              78.386
Feb-91                              77.685
Mar-91                              77.027
Apr-91                              77.206
May-91                              77.686
Jun-91                              78.371
Jul-91                              78.547
Aug-91                              78.354
Sep-91                              79.099
Oct-91                              78.877
Nov-91                              78.509
Dec-91                              78.27
Jan-92                              77.655
Feb-92                              78.389
Mar-92                              78.966
Apr-92                              79.202
May-92                              79.567
Jun-92                              79.572
Jul-92                              80.091
Aug-92                              79.705
Sep-92                              79.478
Oct-92                              79.78
Nov-92                              80.008
Dec-92                              79.675
Jan-93                              80.188
Feb-93                              80.094
Mar-93                              79.946
Apr-93                              80.105
May-93                              79.864
Jun-93                              79.523
Jul-93                              79.655
Aug-93                              79.334
Sep-93                              79.868
Oct-93                              80.181
Nov-93                              80.437
Dec-93                              80.787
Jan-94                              80.868
Feb-94                              80.797
Mar-94                              81.538
Apr-94                              82.033
May-94                              82.433
Jun-94                              82.461
Jul-94                              82.615
Aug-94                              82.952
Sep-94                              82.886
Oct-94                              83.347
Nov-94                              83.681
Dec-94                              84.299
Jan-95                              84.414
Feb-95                              83.988
Mar-95                              83.693
Apr-95                              83.196
May-95                              82.842
Jun-95                              82.819
Jul-95                              81.875
Aug-95                              82.46
Sep-95                              82.826
Oct-95                              82.238
Nov-95                              81.931
Dec-95                              81.93
Jan-96                              80.767
Feb-96                              81.354
Mar-96                              80.622
Apr-96                              81.093
May-96                              81.233
Jun-96                              81.7
Jul-96                              81.579
Aug-96                              81.657
Sep-96                              81.843
Oct-96                              81.5
Nov-96                              81.831
Dec-96                              82.094
Jan-97                              81.918
Feb-97                              82.793
Mar-97                              82.896
Apr-97                              82.721
May-97                              82.687
Jun-97                              82.795
Jul-97                              82.57
Aug-97                              83.262
Sep-97                              83.372
Oct-97                              83.379
Nov-97                              83.496
Dec-97                              83.282
Jan-98                              83.509
Feb-98                              83.066
Mar-98                              82.647
Apr-98                              82.752
May-98                              82.434
Jun-98                              81.399
Jul-98                              80.806
Aug-98                              82.123
Sep-98                              81.506
Oct-98                              81.882
Nov-98                              81.382
Dec-98                              81.165
Jan-99                              81.226
Feb-99                              81.382
Mar-99                              81.227
Apr-99                              81.229
May-99                              81.429
Jun-99                              81.135
Jul-99                              81.236
Aug-99                              81.459
Sep-99                              81.145
Oct-99                              81.609
Nov-99                              81.837
Dec-99                              82.025
Jan-00                              81.799
Feb-00                              81.947
Mar-00                              82.195
Apr-00                              82.283
May-00                              82.306
Jun-00                              82.178
Jul-00                              81.732
Aug-00                              81.017
Sep-00                              81.042
Oct-00                              80.36
Nov-00                              79.818
Dec-00                              79.043
Jan-01                              78.117
Feb-01                              77.574
Mar-01                              77.03
Apr-01                              76.439
May-01                              75.823
Jun-01                              75.136
Jul-01                              74.946
Aug-01                              74.413
Sep-01                              73.803
Oct-01                              73.258
Nov-01                              72.908
Dec-01                              72.497
Jan-02                              72.929
Feb-02                              72.977
Mar-02                              73.091
Apr-02                              73.263
May-02                              73.508
Jun-02                              73.693
Jul-02                              73.962
Aug-02                              73.928
Sep-02                              73.63
Oct-02                              73.139
Nov-02                              73.26
Dec-02                              72.5
Jan-03                              72.8
Feb-03                              72.7
Mar-03                              72.4
Apr-03                              71.8
May-03                              71.9

Source: Federal Reserve Board

EXHIBIT E

                          INITIAL UNEMPLOYMENT CLAIMS
                             4 Week Moving Average
                             ---------------------
12/26/81                             551
1/2/82                               535.25
1/9/82                               533.75
1/16/82                              521.25
1/23/82                              523.25
1/30/82                              545.25
2/6/82                               548
2/13/82                              552.5
2/20/82                              547.5
2/27/82                              533.75
3/6/82                               533.75
3/13/82                              541.75
3/20/82                              545
3/27/82                              556.5
4/3/82                               562
4/10/82                              573.5
4/17/82                              583.5
4/24/82                              587
5/1/82                               586.5
5/8/82                               586.25
5/15/82                              583.25
5/22/82                              582.75
5/29/82                              585.75
6/5/82                               592.5
6/12/82                              599.75
6/19/82                              601
6/26/82                              599.5
7/3/82                               596.75
7/10/82                              586.25
7/17/82                              580.25
7/24/82                              568.75
7/31/82                              570
8/7/82                               578.5
8/14/82                              596
8/21/82                              619
8/28/82                              629.5
9/4/82                               640.75
9/11/82                              641.75
9/18/82                              654.75
9/25/82                              660.75
10/2/82                              671.75
10/9/82                              674.25
10/16/82                             668.25
10/23/82                             656.25
10/30/82                             641.75
11/6/82                              626.25
11/13/82                             612
11/20/82                             600.5
11/27/82                             594.25
12/4/82                              586.25
12/11/82                             569.75
12/18/82                             554.5
12/25/82                             523.75
1/1/83                               518
1/8/83                               512.25
1/15/83                              503
1/22/83                              500.5
1/29/83                              492.75
2/5/83                               490.5
2/12/83                              492.25
2/19/83                              494.25
2/26/83                              488.75
3/5/83                               487.25
3/12/83                              484.5
3/19/83                              480.25
3/26/83                              480.25
4/2/83                               479.25
4/9/83                               484.5
4/16/83                              495.75
4/23/83                              497.5
4/30/83                              497.25
5/7/83                               496.75
5/14/83                              484
5/21/83                              477
5/28/83                              468
6/4/83                               459.25
6/11/83                              453.75
6/18/83                              447.25
6/25/83                              444.25
7/2/83                               435
7/9/83                               427.5
7/16/83                              418
7/23/83                              406.25
7/30/83                              404.5
8/6/83                               405.25
8/13/83                              420.5
8/20/83                              433
8/27/83                              435.75
9/3/83                               434.75
9/10/83                              421.25
9/17/83                              411.25
9/24/83                              408.75
10/1/83                              409.25
10/8/83                              410
10/15/83                             407.25
10/22/83                             401.75
10/29/83                             399.5
11/5/83                              396.75
11/12/83                             395.75
11/19/83                             394
11/26/83                             392.5
12/3/83                              385
12/10/83                             379.5
12/17/83                             373.25
12/24/83                             368
12/31/83                             369.75
1/7/84                               366.75
1/14/84                              364
1/21/84                              353
1/28/84                              351
2/4/84                               347.5
2/11/84                              344.25
2/18/84                              344.5
2/25/84                              339.25
3/3/84                               340.5
3/10/84                              342.5
3/17/84                              346.25
3/24/84                              347
3/31/84                              345.5
4/7/84                               354.25
4/14/84                              356.25
4/21/84                              360.75
4/28/84                              369.25
5/5/84                               365.25
5/12/84                              368
5/19/84                              365.5
5/26/84                              360.25
6/2/84                               357.75
6/9/84                               358
6/16/84                              359.75
6/23/84                              361.75
6/30/84                              363
7/7/84                               362.25
7/14/84                              362
7/21/84                              360.75
7/28/84                              360.5
8/4/84                               364.5
8/11/84                              369.5
8/18/84                              380.5
8/25/84                              389.5
9/1/84                               390.25
9/8/84                               395.75
9/15/84                              393.75
9/22/84                              393.75
9/29/84                              398
10/6/84                              398.25
10/13/84                             402.5
10/20/84                             413.5
10/27/84                             419.25
11/3/84                              424.25
11/10/84                             420
11/17/84                             406
11/24/84                             407
12/1/84                              401.5
12/8/84                              399
12/15/84                             399.75
12/22/84                             387.25
12/29/84                             381.75
1/5/85                               378.25
1/12/85                              378.5
1/19/85                              373.5
1/26/85                              370.75
2/2/85                               375
2/9/85                               378.5
2/16/85                              386.25
2/23/85                              391.75
3/2/85                               388.75
3/9/85                               384.75
3/16/85                              383.75
3/23/85                              379.5
3/30/85                              382.5
4/6/85                               387.5
4/13/85                              393.75
4/20/85                              398.25
4/27/85                              398.25
5/4/85                               394.5
5/11/85                              390.25
5/18/85                              390.25
5/25/85                              392.75
6/1/85                               393.5
6/8/85                               395.75
6/15/85                              395.5
6/22/85                              393
6/29/85                              392.25
7/6/85                               390.25
7/13/85                              389.25
7/20/85                              385.25
7/27/85                              378.25
8/3/85                               381.25
8/10/85                              385.25
8/17/85                              392.5
8/24/85                              403.25
8/31/85                              403.75
9/7/85                               409.75
9/14/85                              412
9/21/85                              411
9/28/85                              408.5
10/5/85                              403.25
10/12/85                             401.25
10/19/85                             401
10/26/85                             405.75
11/2/85                              404
11/9/85                              403.25
11/16/85                             402.5
11/23/85                             393.5
11/30/85                             392.25
12/7/85                              392.75
12/14/85                             389
12/21/85                             386
12/28/85                             385.25
1/4/86                               376
1/11/86                              379.75
1/18/86                              378.25
1/25/86                              366.75
2/1/86                               367.25
2/8/86                               359.5
2/15/86                              358
2/22/86                              369.5
3/1/86                               372.25
3/8/86                               372.25
3/15/86                              378.25
3/22/86                              377.5
3/29/86                              382.75
4/5/86                               386.5
4/12/86                              388
4/19/86                              387
4/26/86                              385.75
5/3/86                               388.5
5/10/86                              390.25
5/17/86                              390.5
5/24/86                              389.25
5/31/86                              384.5
6/7/86                               379.5
6/14/86                              375.75
6/21/86                              371
6/28/86                              370.5
7/5/86                               369.5
7/12/86                              367.5
7/19/86                              364.25
7/26/86                              362
8/2/86                               373.25
8/9/86                               387
8/16/86                              400.25
8/23/86                              409
8/30/86                              405.25
9/6/86                               401.25
9/13/86                              398
9/20/86                              398.5
9/27/86                              395.5
10/4/86                              393.25
10/11/86                             391.5
10/18/86                             388
10/25/86                             383.25
11/1/86                              376.5
11/8/86                              367
11/15/86                             362.75
11/22/86                             362.5
11/29/86                             363
12/6/86                              366.5
12/13/86                             368.25
12/20/86                             363.5
12/27/86                             358.25
1/3/87                               348.25
1/10/87                              341.5
1/17/87                              339.25
1/24/87                              339.5
1/31/87                              351.25
2/7/87                               356.25
2/14/87                              355.5
2/21/87                              354.25
2/28/87                              348.75
3/7/87                               341
3/14/87                              340.25
3/21/87                              338.75
3/28/87                              333.25
4/4/87                               331.5
4/11/87                              332.25
4/18/87                              335.75
4/25/87                              336.25
5/2/87                               336.25
5/9/87                               330.5
5/16/87                              328.5
5/23/87                              332.25
5/30/87                              331.25
6/6/87                               334.5
6/13/87                              328.25
6/20/87                              322.25
6/27/87                              322.25
7/4/87                               321.75
7/11/87                              322
7/18/87                              319.75
7/25/87                              319.25
8/1/87                               324.75
8/8/87                               327.25
8/15/87                              329.5
8/22/87                              326.5
8/29/87                              320
9/5/87                               317.25
9/12/87                              311.75
9/19/87                              311
9/26/87                              309.75
10/3/87                              306
10/10/87                             308.75
10/17/87                             306.75
10/24/87                             302.75
10/31/87                             299.75
11/7/87                              297
11/14/87                             298.5
11/21/87                             302.5
11/28/87                             306.75
12/5/87                              312.25
12/12/87                             314.75
12/19/87                             316.25
12/26/87                             318.75
1/2/88                               317.75
1/9/88                               319.75
1/16/88                              329.25
1/23/88                              333.5
1/30/88                              340.25
2/6/88                               339
2/13/88                              326.75
2/20/88                              325.75
2/27/88                              320
3/5/88                               317
3/12/88                              315.25
3/19/88                              310.25
3/26/88                              307
4/2/88                               307.75
4/9/88                               310
4/16/88                              312
4/23/88                              314
4/30/88                              315
5/7/88                               314.25
5/14/88                              313.75
5/21/88                              315.5
5/28/88                              315.25
6/4/88                               315.5
6/11/88                              313.25
6/18/88                              311
6/25/88                              309.5
7/2/88                               308
7/9/88                               307.75
7/16/88                              308.5
7/23/88                              318.75
7/30/88                              324.5
8/6/88                               327
8/13/88                              326.25
8/20/88                              318
8/27/88                              314.25
9/3/88                               312
9/10/88                              310.25
9/17/88                              308
9/24/88                              304.5
10/1/88                              301.25
10/8/88                              298
10/15/88                             294.5
10/22/88                             290.75
10/29/88                             291
11/5/88                              289.5
11/12/88                             287.5
11/19/88                             289.5
11/26/88                             290.25
12/3/88                              293
12/10/88                             292.75
12/17/88                             292.25
12/24/88                             289.5
12/31/88                             291
1/7/89                               294.5
1/14/89                              292.75
1/21/89                              291.25
1/28/89                              289.25
2/4/89                               286.75
2/11/89                              295.75
2/18/89                              302
2/25/89                              303.25
3/4/89                               312.5
3/11/89                              313.5
3/18/89                              317
3/25/89                              322
4/1/89                               321.75
4/8/89                               319.25
4/15/89                              316.5
4/22/89                              312.75
4/29/89                              309.75
5/6/89                               311.5
5/13/89                              317.5
5/20/89                              321.75
5/27/89                              325
6/3/89                               326.5
6/10/89                              326.5
6/17/89                              330.5
6/24/89                              333.75
7/1/89                               339.5
7/8/89                               342.5
7/15/89                              345.25
7/22/89                              343.5
7/29/89                              339.5
8/5/89                               337.75
8/12/89                              335.5
8/19/89                              334.5
8/26/89                              334
9/2/89                               332
9/9/89                               331
9/16/89                              333
9/23/89                              333.5
9/30/89                              338.5
10/7/89                              355.75
10/14/89                             358
10/21/89                             362
10/28/89                             363.25
11/4/89                              345.5
11/11/89                             344
11/18/89                             340.5
11/25/89                             337
12/2/89                              339.5
12/9/89                              339.25
12/16/89                             344
12/23/89                             354
12/30/89                             357.25
1/6/90                               363
1/13/90                              365
1/20/90                              362.75
1/27/90                              360
2/3/90                               361.75
2/10/90                              361.75
2/17/90                              356
2/24/90                              356.5
3/3/90                               352.25
3/10/90                              348.25
3/17/90                              348.5
3/24/90                              344
3/31/90                              343
4/7/90                               347.75
4/14/90                              349.75
4/21/90                              357.25
4/28/90                              361.5
5/5/90                               358.75
5/12/90                              358.25
5/19/90                              356.75
5/26/90                              356
6/2/90                               360
6/9/90                               361
6/16/90                              363
6/23/90                              363.75
6/30/90                              362.5
7/7/90                               363.5
7/14/90                              365
7/21/90                              367
7/28/90                              367.25
8/4/90                               369
8/11/90                              372
8/18/90                              377.75
8/25/90                              384.5
9/1/90                               390
9/8/90                               393
9/15/90                              393.5
9/22/90                              392.5
9/29/90                              396
10/6/90                              398.5
10/13/90                             403.75
10/20/90                             417.25
10/27/90                             425.5
11/3/90                              432.75
11/10/90                             440.25
11/17/90                             441.25
11/24/90                             446.75
12/1/90                              451.75
12/8/90                              452
12/15/90                             452
12/22/90                             455.5
12/29/90                             457.5
1/5/91                               450.25
1/12/91                              446.75
1/19/91                              439.5
1/26/91                              439.5
2/2/91                               454.75
2/9/91                               465
2/16/91                              472
2/23/91                              480.75
3/2/91                               482.5
3/9/91                               487.25
3/16/91                              493
3/23/91                              496
3/30/91                              498.75
4/6/91                               487.75
4/13/91                              482.5
4/20/91                              475
4/27/91                              466
5/4/91                               466
5/11/91                              458.5
5/18/91                              452
5/25/91                              447.25
6/1/91                               443.25
6/8/91                               442
6/15/91                              437.75
6/22/91                              432.75
6/29/91                              429.5
7/6/91                               425.5
7/13/91                              423
7/20/91                              420
7/27/91                              420.25
8/3/91                               423.75
8/10/91                              427
8/17/91                              432.75
8/24/91                              433.75
8/31/91                              430.25
9/7/91                               427.75
9/14/91                              423.5
9/21/91                              422
9/28/91                              425
10/5/91                              424.25
10/12/91                             429.5
10/19/91                             427.25
10/26/91                             423.25
11/2/91                              429.5
11/9/91                              433
11/16/91                             440.5
11/23/91                             445.75
11/30/91                             445.75
12/7/91                              451.25
12/14/91                             460
12/21/91                             459.25
12/28/91                             460.5
1/4/92                               450.25
1/11/92                              441
1/18/92                              441.75
1/25/92                              438.25
2/1/92                               439.5
2/8/92                               440.5
2/15/92                              441.5
2/22/92                              439.75
2/29/92                              441
3/7/92                               434.5
3/14/92                              432
3/21/92                              433.25
3/28/92                              427.25
4/4/92                               425.75
4/11/92                              420
4/18/92                              416
4/25/92                              417.25
5/2/92                               422
5/9/92                               423
5/16/92                              421.25
5/23/92                              418.75
5/30/92                              414.25
6/6/92                               414
6/13/92                              416
6/20/92                              417.25
6/27/92                              419.75
7/4/92                               418
7/11/92                              415.5
7/18/92                              409
7/25/92                              444.25
8/1/92                               447.75
8/8/92                               445.75
8/15/92                              448
8/22/92                              406.25
8/29/92                              402.5
9/5/92                               405.5
9/12/92                              408.5
9/19/92                              416.25
9/26/92                              416
10/3/92                              411.75
10/10/92                             402.5
10/17/92                             391.75
10/24/92                             381.25
10/31/92                             373.5
11/7/92                              372.5
11/14/92                             371.25
11/21/92                             369.25
11/28/92                             363.25
12/5/92                              357.75
12/12/92                             353.25
12/19/92                             347.5
12/26/92                             341
1/2/93                               338
1/9/93                               336.5
1/16/93                              340.5
1/23/93                              346.25
1/30/93                              346.25
2/6/93                               337.5
2/13/93                              330.25
2/20/93                              332.75
2/27/93                              338.25
3/6/93                               346.25
3/13/93                              352.5
3/20/93                              349
3/27/93                              350
4/3/93                               352.75
4/10/93                              354.5
4/17/93                              357.75
4/24/93                              354
5/1/93                               348.5
5/8/93                               344.75
5/15/93                              343.25
5/22/93                              341.25
5/29/93                              343.25
6/5/93                               344.5
6/12/93                              344.25
6/19/93                              344.75
6/26/93                              342.75
7/3/93                               340.5
7/10/93                              334
7/17/93                              331.5
7/24/93                              350
7/31/93                              355.25
8/7/93                               362.25
8/14/93                              363.75
8/21/93                              345.25
8/28/93                              340.75
9/4/93                               338
9/11/93                              336
9/18/93                              337
9/25/93                              338
10/2/93                              338
10/9/93                              343.5
10/16/93                             347
10/23/93                             350.25
10/30/93                             354.25
11/6/93                              353.25
11/13/93                             349.25
11/20/93                             345
11/27/93                             342.5
12/4/93                              339.75
12/11/93                             338.25
12/18/93                             336.75
12/25/93                             328.25
1/1/94                               328.25
1/8/94                               329.5
1/15/94                              334.75
1/22/94                              345
1/29/94                              361.75
2/5/94                               366.75
2/12/94                              367.25
2/19/94                              368.25
2/26/94                              348.75
3/5/94                               345.25
3/12/94                              342
3/19/94                              337
3/26/94                              335.5
4/2/94                               334
4/9/94                               335.75
4/16/94                              341.25
4/23/94                              343.75
4/30/94                              344
5/7/94                               349.25
5/14/94                              350.75
5/21/94                              356.75
5/28/94                              358
6/4/94                               352
6/11/94                              346.5
6/18/94                              341.5
6/25/94                              340
7/2/94                               337.5
7/9/94                               339
7/16/94                              344.25
7/23/94                              345
7/30/94                              344.25
8/6/94                               343
8/13/94                              337.75
8/20/94                              334
8/27/94                              336.5
9/3/94                               336.5
9/10/94                              335.5
9/17/94                              334.5
9/24/94                              330
10/1/94                              328.5
10/8/94                              330
10/15/94                             332
10/22/94                             334.25
10/29/94                             334.25
11/5/94                              332
11/12/94                             331
11/19/94                             329.25
11/26/94                             329
12/3/94                              328
12/10/94                             328.5
12/17/94                             329.25
12/24/94                             328.5
12/31/94                             327.75
1/7/95                               330
1/14/95                              331.75
1/21/95                              329.5
1/28/95                              330.25
2/4/95                               326.25
2/11/95                              329
2/18/95                              334.75
2/25/95                              337.5
3/4/95                               341.25
3/11/95                              341.25
3/18/95                              341.5
3/25/95                              340.25
4/1/95                               339
4/8/95                               339
4/15/95                              342
4/22/95                              346.5
4/29/95                              353.75
5/6/95                               357.75
5/13/95                              360.25
5/20/95                              367
5/27/95                              369.25
6/3/95                               369.25
6/10/95                              369.5
6/17/95                              370
6/24/95                              366.25
7/1/95                               364.25
7/8/95                               365.75
7/15/95                              368
7/22/95                              376
7/29/95                              375.25
8/5/95                               370.25
8/12/95                              362
8/19/95                              355
8/26/95                              357.25
9/2/95                               358.25
9/9/95                               363.25
9/16/95                              367
9/23/95                              365.25
9/30/95                              365.5
10/7/95                              364.75
10/14/95                             361.75
10/21/95                             366.75
10/28/95                             371.5
11/4/95                              374.25
11/11/95                             376
11/18/95                             377.5
11/25/95                             378.5
12/2/95                              376.5
12/9/95                              370.75
12/16/95                             369.25
12/23/95                             370.25
12/30/95                             367.25
1/6/96                               372.25
1/13/96                              358
1/20/96                              362.75
1/27/96                              369.75
2/3/96                               371
2/10/96                              388.25
2/17/96                              383.25
2/24/96                              377
3/2/96                               376.25
3/9/96                               370
3/16/96                              370.25
3/23/96                              385
3/30/96                              390.25
4/6/96                               392.25
4/13/96                              385.25
4/20/96                              371.5
4/27/96                              359.25
5/4/96                               351.5
5/11/96                              350.75
5/18/96                              344.75
5/25/96                              344.75
6/1/96                               345.5
6/8/96                               344.75
6/15/96                              344.25
6/22/96                              343.5
6/29/96                              342.5
7/6/96                               340
7/13/96                              340.75
7/20/96                              338.75
7/27/96                              336.5
8/3/96                               333.75
8/10/96                              330
8/17/96                              331.5
8/24/96                              334
8/31/96                              334.25
9/7/96                               335.5
9/14/96                              335.75
9/21/96                              339.75
9/28/96                              344.5
10/5/96                              344.25
10/12/96                             345
10/19/96                             339.25
10/26/96                             339.25
11/2/96                              339.5
11/9/96                              336
11/16/96                             338.75
11/23/96                             338.25
11/30/96                             336.75
12/7/96                              344.25
12/14/96                             347.25
12/21/96                             348.75
12/28/96                             357
1/4/97                               354.5
1/11/97                              345.25
1/18/97                              341
1/25/97                              335.5
2/1/97                               331.75
2/8/97                               331.5
2/15/97                              325.75
2/22/97                              321
3/1/97                               318.5
3/8/97                               319
3/15/97                              320.75
3/22/97                              318.75
3/29/97                              319.25
4/5/97                               321.25
4/12/97                              323.75
4/19/97                              324.5
4/26/97                              327.75
5/3/97                               332
5/10/97                              329.25
5/17/97                              330.5
5/24/97                              325.25
5/31/97                              319.75
6/7/97                               322.5
6/14/97                              325.5
6/21/97                              325
6/28/97                              325
7/5/97                               328.25
7/12/97                              326.75
7/19/97                              323.25
7/26/97                              319.5
8/2/97                               314.25
8/9/97                               314.5
8/16/97                              325.5
8/23/97                              331
8/30/97                              334
9/6/97                               330.5
9/13/97                              323.5
9/20/97                              321.25
9/27/97                              317
10/4/97                              316.25
10/11/97                             313.5
10/18/97                             313
10/25/97                             309.75
11/1/97                              310.75
11/8/97                              311.75
11/15/97                             313.75
11/22/97                             314.75
11/29/97                             314.25
12/6/97                              316.5
12/13/97                             316.5
12/20/97                             317.5
12/27/97                             316
1/3/98                               314
1/10/98                              314.25
1/17/98                              319.75
1/24/98                              319.75
1/31/98                              320.5
2/7/98                               316.75
2/14/98                              313.5
2/21/98                              318.25
2/28/98                              319.5
3/7/98                               319
3/14/98                              319
3/21/98                              317.25
3/28/98                              316
4/4/98                               317
4/11/98                              313
4/18/98                              313
4/25/98                              312.75
5/2/98                               311
5/9/98                               311.75
5/16/98                              311.25
5/23/98                              310.75
5/30/98                              315
6/6/98                               315
6/13/98                              316
6/20/98                              325.5
6/27/98                              338.5
7/4/98                               352
7/11/98                              351.5
7/18/98                              343
7/25/98                              333
8/1/98                               324.5
8/8/98                               323.75
8/15/98                              322.25
8/22/98                              314.5
8/29/98                              310.75
9/5/98                               310.25
9/12/98                              310.25
9/19/98                              311.5
9/26/98                              306.75
10/3/98                              303.75
10/10/98                             305
10/17/98                             307
10/24/98                             310.25
10/31/98                             311.75
11/7/98                              312.5
11/14/98                             316.5
11/21/98                             315.25
11/28/98                             313.75
12/5/98                              316
12/12/98                             310
12/19/98                             309
12/26/98                             315.75
1/2/99                               317
1/9/99                               324.75
1/16/99                              333.5
1/23/99                              329.25
1/30/99                              322.75
2/6/99                               310.5
2/13/99                              305
2/20/99                              302.5
2/27/99                              301.75
3/6/99                               304.5
3/13/99                              304.25
3/20/99                              304.75
3/27/99                              304.25
4/3/99                               306.75
4/10/99                              309.25
4/17/99                              313
4/24/99                              311.25
5/1/99                               307.75
5/8/99                               305.5
5/15/99                              301.75
5/22/99                              303.75
5/29/99                              305.5
6/5/99                               304
6/12/99                              300.75
6/19/99                              298.75
6/26/99                              295.5
7/3/99                               290.5
7/10/99                              290.25
7/17/99                              294.25
7/24/99                              297.5
7/31/99                              301.5
8/7/99                               302.5
8/14/99                              298.25
8/21/99                              294
8/28/99                              292
9/4/99                               291.5
9/11/99                              290.25
9/18/99                              289.75
9/25/99                              293.25
10/2/99                              297
10/9/99                              296.5
10/16/99                             295.75
10/23/99                             288.5
10/30/99                             282.5
11/6/99                              281.75
11/13/99                             281.25
11/20/99                             279.75
11/27/99                             278
12/4/99                              279
12/11/99                             277.75
12/18/99                             281.5
12/25/99                             279
1/1/00                               279
1/8/00                               283.5
1/15/00                              282.75
1/22/00                              286.5
1/29/00                              286.5
2/5/00                               290
2/12/00                              293.25
2/19/00                              293.25
2/26/00                              292
3/4/00                               287
3/11/00                              280.25
3/18/00                              277.5
3/25/00                              276
4/1/00                               271
4/8/00                               270.5
4/15/00                              268.75
4/22/00                              269.25
4/29/00                              275.75
5/6/00                               282.25
5/13/00                              286.5
5/20/00                              287.75
5/27/00                              285.25
6/3/00                               284.5
6/10/00                              286
6/17/00                              289.5
6/24/00                              292.75
7/1/00                               290.75
7/8/00                               293.5
7/15/00                              295
7/22/00                              295
7/29/00                              299.25
8/5/00                               301
8/12/00                              304.25
8/19/00                              309.75
8/26/00                              313.75
9/2/00                               314.5
9/9/00                               314.5
9/16/00                              314.5
9/23/00                              308
9/30/00                              304.5
10/7/00                              300.25
10/14/00                             294
10/21/00                             295
10/28/00                             296
11/4/00                              304
11/11/00                             310
11/18/00                             318.5
11/25/00                             328.5
12/2/00                              328
12/9/00                              331.5
12/16/00                             338.5
12/23/00                             344.5
12/30/00                             349.75
1/6/01                               351.5
1/13/01                              340
1/20/01                              333.25
1/27/01                              338
2/3/01                               345
2/10/01                              357.5
2/17/01                              362.5
2/24/01                              366.75
3/3/01                               371.25
3/10/01                              379.25
3/17/01                              388.75
3/24/01                              387.5
3/31/01                              390.25
4/7/01                               391.5
4/14/01                              392.75
4/21/01                              399.25
4/28/01                              402.75
5/5/01                               399.25
5/12/01                              399
5/19/01                              399.5
5/26/01                              400
6/2/01                               406.75
6/9/01                               411.75
6/16/01                              409.25
6/23/01                              402.25
6/30/01                              399.25
7/7/01                               395.5
7/14/01                              397.25
7/21/01                              398.75
7/28/01                              397
8/4/01                               395.75
8/11/01                              393.5
8/18/01                              396.25
8/25/01                              399.5
9/1/01                               403.5
9/8/01                               409.5
9/15/01                              411.5
9/22/01                              424.75
9/29/01                              453.25
10/6/01                              461.75
10/13/01                             477.25
10/20/01                             482
10/27/01                             469.25
11/3/01                              464.25
11/10/01                             453.75
11/17/01                             441
11/24/01                             437.25
12/1/01                              439.25
12/8/01                              434.75
12/15/01                             427.25
12/22/01                             415.25
12/29/01                             410
1/5/02                               406.75
1/12/02                              410
1/19/02                              406.75
1/26/02                              403.5
2/2/02                               401.25
2/9/02                               396.25
2/16/02                              393
2/23/02                              390
3/2/02                               390.75
3/9/02                               393.5
3/16/02                              394.25
3/23/02                              398.75
3/30/02                              423.75
4/6/02                               435.25
4/13/02                              450.75
4/20/02                              454
4/27/02                              436.5
5/4/02                               429.5
5/11/02                              422.75
5/18/02                              421.5
5/25/02                              419.5
6/1/02                               411
6/8/02                               403.5
6/15/02                              397.5
6/22/02                              392
6/29/02                              392.75
7/6/02                               395.75
7/13/02                              392
7/20/02                              385.5
7/27/02                              386.75
8/3/02                               380.5
8/10/02                              382.5
8/17/02                              389.75
8/24/02                              394.5
8/31/02                              400.75
9/7/02                               411.25
9/14/02                              420
9/21/02                              420.25
9/28/02                              424.5
10/5/02                              413.5
10/12/02                             409.5
10/19/02                             405.25
10/26/02                             401.5
11/2/02                              403.5
11/9/02                              400.25
11/16/02                             397.25
11/23/02                             387
11/30/02                             377.25
12/7/02                              388
12/14/02                             402
12/21/02                             407.25
12/28/02                             420
1/4/03                               407.25
1/11/03                              388.5
1/18/03                              387
1/25/03                              385
2/1/03                               385.5
2/8/03                               390
2/15/03                              395.75
2/22/03                              400
3/1/03                               410
3/8/03                               421.25
3/15/03                              426.5
3/22/03                              422.5
3/29/03                              424.5
4/5/03                               421
4/12/03                              426
4/19/03                              440.25
4/26/03                              442.75
5/3/03                               447.25
5/10/03                              440.75
5/17/03                              434.25
5/24/03                              427.25
5/31/03                              431.75
6/7/03                               435.25
6/14/03                              433.5
6/21/03                              429.25
6/28/03                              425.75
7/5/03                               426.75

July 5, 2003
------------
Actual Claims 439,000
4 Week Average 426,750

Average
373,727

Source: Bureau of Labor Statistics

Sources: Federal Reserve Board; Copyright (C) 2003 Crandall, Pierce & Company. All rights reserved. Last Observations May 2003. All data is seasonally adjusted.

EXHIBIT F

                   DOMESTIC NONFINANCIAL DEBT RELATIVE TO GDP
                   ------------------------------------------
Mar-52                              1.2173
Jun-52                              1.2375
Sep-52                              1.2429
Dec-52                              1.2329
Mar-53                              1.2152
Jun-53                              1.2214
Sep-53                              1.2557
Dec-53                              1.2951
Mar-54                              1.2935
Jun-54                              1.3050
Sep-54                              1.3094
Dec-54                              1.3149
Mar-55                              1.2770
Jun-55                              1.2740
Sep-55                              1.2746
Dec-55                              1.2902
Mar-56                              1.2868
Jun-56                              1.2787
Sep-56                              1.2824
Dec-56                              1.2842
Mar-57                              1.2667
Jun-57                              1.2683
Sep-57                              1.2718
Dec-57                              1.3056
Mar-58                              1.3299
Jun-58                              1.3365
Sep-58                              1.3145
Dec-58                              1.3172
Mar-59                              1.3011
Jun-59                              1.2950
Sep-59                              1.3211
Dec-59                              1.3409
Mar-60                              1.3102
Jun-60                              1.3313
Sep-60                              1.3416
Dec-60                              1.3806
Mar-61                              1.3723
Jun-61                              1.3641
Sep-61                              1.3631
Dec-61                              1.3627
Mar-62                              1.3425
Jun-62                              1.3511
Sep-62                              1.3532
Dec-62                              1.3806
Mar-63                              1.3725
Jun-63                              1.3787
Sep-63                              1.3682
Dec-63                              1.3811
Mar-64                              1.3601
Jun-64                              1.3668
Sep-64                              1.3666
Dec-64                              1.3899
Mar-65                              1.3656
Jun-65                              1.3654
Sep-65                              1.3517
Dec-65                              1.3452
Mar-66                              1.3216
Jun-66                              1.3308
Sep-66                              1.3248
Dec-66                              1.3291
Mar-67                              1.3242
Jun-67                              1.3313
Sep-67                              1.3331
Dec-67                              1.3492
Mar-68                              1.3234
Jun-68                              1.3109
Sep-68                              1.3158
Dec-68                              1.3252
Mar-69                              1.3089
Jun-69                              1.3074
Sep-69                              1.3056
Dec-69                              1.3253
Mar-70                              1.3181
Jun-70                              1.3182
Sep-70                              1.3214
Dec-70                              1.3494
Mar-71                              1.3105
Jun-71                              1.3187
Sep-71                              1.3274
Dec-71                              1.3509
Mar-72                              1.3293
Jun-72                              1.3205
Sep-72                              1.3237
Dec-72                              1.3288
Mar-73                              1.3159
Jun-73                              1.3147
Sep-73                              1.3272
Dec-73                              1.3225
Mar-74                              1.3319
Jun-74                              1.3320
Sep-74                              1.3383
Dec-74                              1.3361
Mar-75                              1.3415
Jun-75                              1.3406
Sep-75                              1.3251
Dec-75                              1.3240
Mar-76                              1.3064
Jun-76                              1.3176
Sep-76                              1.3272
Dec-76                              1.3305
Mar-77                              1.3254
Jun-77                              1.3185
Sep-77                              1.3217
Dec-77                              1.3395
Mar-78                              1.3525
Jun-78                              1.3218
Sep-78                              1.3289
Dec-78                              1.3294
Mar-79                              1.3335
Jun-79                              1.3419
Sep-79                              1.3464
Dec-79                              1.3539
Mar-80                              1.3529
Jun-80                              1.3709
Sep-80                              1.3773
Dec-80                              1.3560
Mar-81                              1.3251
Jun-81                              1.3428
Sep-81                              1.3363
Dec-81                              1.3632
Mar-82                              1.3949
Jun-82                              1.4004
Sep-82                              1.4227
Dec-82                              1.4442
Mar-83                              1.4484
Jun-83                              1.4455
Sep-83                              1.4510
Dec-83                              1.4543
Mar-84                              1.4481
Jun-84                              1.4636
Sep-84                              1.4888
Dec-84                              1.5250
Mar-85                              1.5434
Jun-85                              1.5722
Sep-85                              1.5901
Dec-85                              1.6513
Mar-86                              1.6586
Jun-86                              1.6955
Sep-86                              1.7186
Dec-86                              1.7576
Mar-87                              1.7556
Jun-87                              1.7667
Sep-87                              1.7754
Dec-87                              1.7740
Mar-88                              1.7835
Jun-88                              1.7843
Sep-88                              1.7915
Dec-88                              1.7994
Mar-89                              1.7881
Jun-89                              1.7925
Sep-89                              1.8005
Dec-89                              1.8193
Mar-90                              1.8110
Jun-90                              1.8137
Sep-90                              1.8280
Dec-90                              1.8557
Mar-91                              1.8536
Jun-91                              1.8529
Sep-91                              1.8574
Dec-91                              1.8604
Mar-92                              1.8480
Jun-92                              1.8391
Sep-92                              1.8411
Dec-92                              1.8289
Mar-93                              1.8256
Jun-93                              1.8308
Sep-93                              1.8363
Dec-93                              1.8275
Mar-94                              1.8215
Jun-94                              1.8050
Sep-94                              1.8047
Dec-94                              1.7992
Mar-95                              1.8028
Jun-95                              1.8191
Sep-95                              1.8166
Dec-95                              1.8171
Mar-96                              1.8186
Jun-96                              1.8035
Sep-96                              1.8082
Dec-96                              1.8049
Mar-97                              1.7940
Jun-97                              1.7763
Sep-97                              1.7776
Dec-97                              1.7921
Mar-98                              1.7909
Jun-98                              1.8035
Sep-98                              1.8030
Dec-98                              1.8074
Mar-99                              1.8175
Jun-99                              1.8191
Sep-99                              1.8238
Dec-99                              1.8184
Mar-00                              1.8160
Jun-00                              1.8021
Sep-00                              1.8112
Dec-00                              1.8249
Mar-01                              1.8362
Jun-01                              1.8510
Sep-01                              1.8739
Dec-01                              1.9009
Mar-02                              1.8948
Jun-02                              1.9136
Sep-02                              1.9218
Dec-02                              1.9535
Mar-03                              1.9656

Source: Federal Reserve Board

Sources: Federal Reserve Board; Copyright (C) 2003 Crandall, Pierce & Company. All rights reserved. Last Observations May 2003. All data is seasonally adjusted.

  The curiosity about today's environment is that normally during recessions or times of weakness, consumers and corporations "get religion." Weakened balance sheets are repaired, helping to set the stage for an economic rebound. Instead, this cycle shows a consumer who has become even more levered with installment and mortgage debt. They have borrowed for cars (0% financing) and pulled the equity out of their homes ($700 billion last year). Normally the recovery of these two big-ticket items help drive a classic economic recovery. It will be difficult for housing and cars to provide much of a push from here. Business investment remains muted due to over-capacity. It will likely take a significant and sustained improvement in demand before capital spending improves. Therefore, strong GDP growth is hard to envision in the near term.

  Good economic growth in the U.S. may require a significant pick-up in worldwide economies. The U.S. needs vibrant places to sell goods and services, something lacking in recent years. At a minimum, increased foreign demand takes some of the pressure off U.S. labor, as foreign labor is put to work satisfying domestic markets rather than becoming a cheap alternative to U.S. supply. Increased confidence will spur business executives to update outmoded productive capacity.

  Despite a less than rosy look to the current economy, long-term investors and followers of FMI know that we don't spend our days contemplating macroeconomics or "the stock market." Twice per year we attempt to give a fair assessment of the environment. Despite the tone of the letter heretofore, there are several positives worth mentioning. First, operating leverage is quite high. Companies have aggressively cut costs and have indeed become more productive. Incremental revenue is likely to be highly profitable. This bodes well for corporate earnings once demand accelerates. The outlook for profit margins in a recovery is enormously positive. Second, low interest rates will certainly help contain debt service costs. Third, lower tax rates should spur increased economic activity. Finally, there has been significant progress on the corporate governance front, which bodes well for the long-term health of the stock market.

  It is also easy to neglect one of the big side benefits of excess supply, particularly in technology, and that is lower prices. Ever decreasing prices expand the potential applications of technology in ways that have very real benefits to society. Whole new industries develop around cheap technology and biotech (Wi Fi, proteomics, etc.), which increases economic activity, employment and wealth. Despite the slow economy over the past three years, the entrepreneurial spirit of this country appears to be intact and that always bodes well for the future.

Outlook
-------

  We do not see the ingredients for a strong economy in the near term. Stocks have moved significantly in advance of expected improvement and this may be premature. It is doubtful whether the fundamentals can support the prevailing valuations in technology, biotech and perhaps the market in general. The good news is that the FMI Large Cap Fund is underexposed to the most overvalued sectors. The Fund is broadly diversified and balance sheets are well above average. The current and expected return on invested capital for the Fund companies is above average and the valuation level is reasonable. On an enterprise value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio basis, the Fund trades at a 30% discount to the S&P 500. The attentiveness to low relative valuation has served long-term investors well and we don't expect the future to be any different.

  Thank you very much for your support of the FMI Large Cap Fund.

  Sincerely,

  /s/Ted D. Kellner        /s/Donald S. Wilson       /s/Patrick J. English

  Ted D. Kellner, C.F.A    Donald S. Wilson, C.F.A   Patrick J. English, C.F.A.
  President and            Vice President            Vice President and
  Portfolio Manager                                  Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Large Cap Fund
STATEMENT OF NET ASSETS
June 30, 2003 (Unaudited)

SHARES OR
PRINCIPAL
 AMOUNT                                                            VALUE(B)<F3>
---------                                                          ------------

COMMON STOCKS -- 93.7% (A)<F2>

CONSUMER DISCRETIONARY SECTOR -- 24.6%
--------------------------------------
            CONSUMER PRODUCTS -- 4.5%
   6,200    V. F. Corp.                                             $  210,614

            ENTERTAINMENT -- 5.8%
   8,900    News Corporation Ltd. - SP-ADR                             269,403

            RESTAURANTS -- 4.3%
   6,700    Yum! Brands, Inc.                                          198,052

            RETAIL TRADE -- 10.0%
  15,100    Dollar General Corp.                                       275,726
   8,400    May Department Stores Co.                                  186,984
                                                                    ----------
                                                                       462,710

CONSUMER STAPLES SECTOR -- 4.5%
-------------------------------
            PERSONAL CARE -- 4.5%
   4,000    Kimberly-Clark Corp.                                       208,560

ENERGY SECTOR -- 8.6%
---------------------
            MACHINE OILWELL EQUIPMENT -- 3.1%
   3,000    Schlumberger Ltd.                                          142,710

            OIL & GAS PRODUCERS -- 5.5%
   4,625    ConocoPhillips                                             253,450

FINANCIAL SERVICES SECTOR -- 14.5%
----------------------------------
            BANKS -- 4.0%
   4,019    Comerica Inc.                                              186,883

            PROPERTY & CASUALTY INSURANCE -- 6.3%
     120    Berkshire Hathaway Inc. Cl B                               291,600

            SECURITY BROKERAGE & SERVICE -- 4.2%
  19,350    The Charles Schwab Corp.                                   195,242

HEALTHCARE SECTOR -- 9.9%
-------------------------
            DRUGS & PHARMACEUTICALS -- 4.7%
   8,080    Bristol-Myers Squibb Co.                                   219,372

            HEALTHCARE PRODUCTS -- 5.2%
   6,270    Becton, Dickinson & Co.                                    243,590

MATERIALS & PROCESSING SECTOR -- 9.5%
-------------------------------------
            CHEMICALS -- 3.7%
   5,600    Dow Chemical Co.                                           173,376

            MATERIALS & MINERALS MINING -- 5.8%
  23,300    BHP Billiton Ltd. - SP-ADR                                 270,047

PRODUCER DURABLES SECTOR -- 9.3%
--------------------------------
            AEROSPACE -- 3.6%
   4,885    Boeing Co.                                                 167,653

            POLLUTION CONTROL &
              ENVIRONMENTAL SERVICES -- 5.7%
  10,925    Waste Management, Inc.                                     263,183

TECHNOLOGY SECTOR -- 5.7%
-------------------------
            COMPUTER SERVICES
              SOFTWARE & SYSTEMS -- 5.7%
  10,200    SunGard Data Systems Inc.                                  264,282

TRANSPORTATION SECTOR -- 2.9%
-----------------------------
            DELIVERY SERVICE -- 2.9%
   2,200    FedEx Corp.                                                136,466

UTILITIES SECTOR -- 4.2%
------------------------
            TELECOMMUNICATION -- 4.2%
   4,075    ALLTEL Corp.                                               196,496
                                                                    ----------
                Total common stocks                                  4,353,689

SHORT-TERM INVESTMENTS -- 6.2% (A)<F2>

            VARIABLE RATE DEMAND NOTES -- 6.2%
$ 62,345    American Family Financial Services                          62,345
 228,000    U.S. Bank, N.A.                                            228,000
                                                                    ----------
                Total short-term investments                           290,345
                                                                    ----------
                Total investments                                    4,644,034
            Cash and receivables, less
              liabilities -- 0.1%  (A)<F2>                               5,242
                                                                    ----------
                NET ASSETS                                          $4,649,276
                                                                    ----------
                                                                    ----------
            Net Asset Value Per Share
              ($0.0001 par value 100,000,000
              shares authorized), offering
              and redemption price
              ($4,649,276 / 486,702
              shares outstanding)                                        $9.55
                                                                         -----
                                                                         -----

(a)<F1>   Percentages for the various classifications relate to net assets.
(b)<F2> Each security, excluding short-term investments is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at cost which approximates market value.

                               FMI LARGE CAP FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMILarge Cap Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.